Intangible Assets (Details Textual) - USD ($)	3 Months Ended			12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Apr. 08, 2018	Dec. 31, 2019	Dec. 31, 2018	[1]
Intangible assets (Textual)
Weighted average useful life of amortizing intangible assets	4 years 9 months			5 years
Amortization expense	$ 203,214	$ 227,647	$ 90,739	$ 812,857	$ 541,904
Minimum [Member]
Intangible assets (Textual)
Portfolios and tradename are being amortized over respective useful lives	5 years			5 years
Maximum [Member]
Intangible assets (Textual)
Portfolios and tradename are being amortized over respective useful lives	7 years			7 years

[1]	Includes the consolidated results from operations of OLB, CrowdPay and Omnisoft from January 1, 2018 through December 31, 2018 and the net assets acquired from GACP from April 9, 2018 through December 31, 2018.